Prospect Enhanced Yield Fund
Schedule of Investments
September 30, 2025 (Unaudited)
Principal
Amount
Acquisition
Date
Maturity
Date
Fair Value
Level 3
Amortized
Cost
% Value of
Net Assets
COLLATERALIZED LOAN OBLIGATIONS
(a)
— 83.67%
$ 1,000,000 AGL CLO 11 Ltd., Series 11A,
Class ER, 10.26% (TSFR3M +
630BPS)
(b)(c)(d)
09/10/25 10/15/38 $ 1,000,000 1,000,000 3.92%
1,000,000 Allegany Park CLO Ltd.,
Series 1A, Class ERR, 10.60%
(TSFR3M + 640BPS)
(b)(c)(d)
08/15/25 1/20/35 1,002,300 1,000,000 3.93%
1,000,000 Allegro CLO XII Ltd., Class
E1R Notes, 11.73% (TSFR3M +
740BPS)
(b)(c)(d)
08/13/25 7/21/37 1,003,700 1,003,214 3.93%
1,250,000 Ares XXVII CLO Ltd., Series
2A, Class ER3, 11.06%
(TSFR3M + 675BPS)
(b)(c)(d)
08/07/25 10/28/34 1,249,875 1,254,417 4.89%
1,000,000 Barings CLO Ltd. 2019-I, Series
1A, Class ER2, 9.94% (TSFR3M
+ 600BPS)
(b)(c)(d)
09/29/25 10/15/38 1,000,000 1,000,000 3.92%
1,000,000 BCC Middle Market CLO
2025-2 LLC, Series 2A, Class E,
10.36% (TSFR3M + 650BPS)
(b)
(c)(d)
09/22/25 10/22/37 1,000,000 1,000,000 3.92%
1,000,000 BlueMountain CLO XXIII Ltd.,
Series 23A, Class ER, 12.31%
(TSFR3M + 798BPS)
(b)(c)(d)
08/25/25 7/20/37 1,007,400 1,000,000 3.95%
1,000,000 Carlyle US CLO 2017-2 Ltd.,
Series 2A, Class ER2, 11.89%
(TSFR3M + 756BPS)
(b)(c)(d)
08/11/25 7/20/37 1,017,800 1,017,211 3.99%
1,000,000 Carlyle US CLO 2020-2 Ltd.,
Series 2A, Class DR2, 10.22%
(TSFR3M + 600BPS)
(b)(c)(d)
08/22/25 1/25/35 1,002,300 1,000,000 3.93%
1,000,000 Dryden 90 CLO Ltd., Series
90A, Class ER, 9.80% (TSFR3M
+ 590BPS)
(b)(c)(d)
09/29/25 11/15/38 1,000,000 1,000,000 3.92%
1,175,000 Generate CLO 8 Ltd., Series 8A,
Class ER2, 10.68% (TSFR3M +
635BPS)
(b)(c)(d)
09/11/25 1/20/38 1,173,590 1,173,534 4.60%
1,100,000 KKR CLO 48 Ltd., Series 48A,
Class ER, 12.35% (TSFR3M +
609BPS)
(b)(c)(d)
09/18/25 10/20/38 1,100,000 1,089,000 4.31%
1,000,000 KKR Financial CLO Ltd.,
Series 30A, Class ER2, 11.18%
(TSFR3M + 686BPS)
(b)(c)(d)(e)
08/08/25 4/17/37 994,800 992,544 3.90%
1,000,000 Madison Park Funding XLII
Ltd., Series 13A, Class ER2,
10.11% (TSFR3M + 595BPS)
(b)
(c)(d)
09/17/25 11/21/30 1,000,000 1,000,000 3.92%

Prospect Enhanced Yield Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
Acquisition
Date
Maturity
Date
Fair Value
Level 3
Amortized
Cost
% Value of
Net Assets
$ 1,000,000 Madison Park Funding XLVII
Ltd., Series 47A, Class ER,
10.98% (TSFR3M + 665BPS)
(b)
(c)(d)
08/20/25 4/19/37 $ 1,008,400 1,004,179 3.95%
800,000 Maranon Loan Funding Ltd.,
Series 25-1A, Class E, 10.97%
(TSFR3M + 700BPS)
(b)(c)(d)
08/21/25 10/15/37 800,000 800,000 3.14%
1,000,000 Oaktree CLO 2022-1 Ltd., Series
1A, Class ER, 10.35% (TSFR3M
+ 600BPS)
(b)(c)(d)
09/22/25 7/15/38 999,900 996,753 3.92%
1,000,000 Regatta VII Funding Ltd.,
Series 1A, Class ER3, 10.34%
(TSFR3M + 640BPS)
(b)(c)(d)
09/19/25 6/20/34 1,000,000 1,000,000 3.92%
1,000,000 Rockford Tower CLO 2019-2
Ltd., Series 2A, Class E, 10.52%
(TSFR3M + 605BPS)
(b)(c)(d)
09/04/25 8/20/32 984,700 985,103 3.86%
1,000,000 TCP Whitney CLO Ltd., Series
17-1A, Class ER2, 11.81%
(TSFR3M + 775BPS)
(b)(c)(d)
08/22/25 11/20/37 1,002,400 1,000,000 3.93%
1,000,000 Voya CLO 2013-3 Ltd., Series
3A, Class DR, 10.49% (TSFR3M
+ 590BPS)
(b)(c)(d)
09/17/25 10/18/31 999,900 1,000,000 3.92%
Total Collateralized Loan Obligations
(Cost $21,315,955) 21,347,065 21,315,955 83.67%
Shares
Acquisition
Date
Fair Value
Level 1
Amortized
Cost
% Value of
Net Assets
MONEY MARKET FUNDS — 41.77%
10,654,756 First American Treasury
Obligations Fund, Class X,
4.02%
(f)
09/26/25 10,654,756 10,654,756 41.77%
Total Money Market Funds
(Cost $10,654,756) 10,654,756 10,654,756 41.77%
Total Investments — 125.44%
(Cost $31,970,711) 32,001,821 31,970,711 125.44%
Liabilities in Excess of Other
Assets  — (25.44)% (6,490,803)
NET ASSETS — 100.00% $ 25,511,018
REVERSE REPURCHASE AGREEMENTS
Principal Amount ($) Counterparty Acquired Date Interest (%) Maturity Fair Value
$(702,000)
Lucid Prime
Fund LLC 9/24/25 5.46% 10/9/25 $(702,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $702,000)

Prospect Enhanced Yield Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
(a) The interest rate on these investments is subject to the base rate of 3-Month Term SOFR (TSFR3M), which was 3.98% at September 30, 2025. The current base rate for each investment may be different from the reference rate on September 30, 2025.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of September 30, 2025, the total market value of 144A securities is $21,347,065 or 83.67% of net assets.
(c) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of September 30, 2025, the total fair value of these securities amounts to $21,347,065, which represents 83.67% of net assets.
(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) This security has been pledged as collateral for securities sold under agreements to repurchase of
$994,800.
(f) Rate disclosed is the seven day effective yield as of September 30, 2025.